Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2018 R / $ $ / gal $ / MMBTU $ / bbl	Jun. 30, 2017 R / $ $ / gal $ / MMBTU $ / bbl	Jun. 30, 2016 R / $ $ / gal $ / MMBTU $ / bbl
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term average crude oil price (in USD/bbl) | $ / bbl	73.91	74.29	85.37
Long-term average gas price (Henry Hub), excluding margins (real) (in USD/mmbtu) | $ / MMBTU	3.49	3.69	3.73
Long-term average ethane price (nominal) (in US$/gal) | $ / gal	0.3742	0.4427	0.6249
Long-term average exchange rate (R/US$) | R / $	13.57	14.71	14.95
Future oil price period (in years)	5 years	5 years	10 years
Future exchange rate period (in years)	5 years	5 years	10 years
Future ethane price period (in years)	10 years	10 years
Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management has projected cash flows	5 years
South Africa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Growth rate - long-term producer price index	5.50%	5.50%	6.02%
Weighted average cost of capital	12.71%	12.50%	14.05%
Discount rate - risk adjusted	12.71%	12.50%	14.05%
United States of America
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Growth rate - long-term producer price index	2.00%	2.00%	2.52%
Weighted average cost of capital	7.56%	6.60%	8.00%
Discount rate - risk adjusted	7.56%	6.60%	8.00%
Europe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Growth rate - long-term producer price index	2.00%	2.00%	1.80%
Europe | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital	7.68%	6.60%	8.00%
Discount rate - risk adjusted	7.68%	6.60%	8.00%
Europe | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Weighted average cost of capital	9.35%	8.22%	9.35%
Discount rate - risk adjusted	9.35%	8.22%	9.35%
Canada
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Weighted average cost of capital	7.68%	6.60%	8.00%
Discount rate - risk adjusted	10.00%
Canada | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate - risk adjusted		9.50%	9.50%
Canada | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate - risk adjusted		9.80%	9.80%